Loans, Impaired Loans and Allowance for Credit Losses - Impact of Staging on the Bank's ACL (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Impact Of Staging On Allowance For Credit Losses [Abstract]
Stage 1 and 2 ACL under IFRS 9	$ 3,475	$ 3,475
ACL - All performing loans in Stage 1	3,022	5,361
Impact of staging	$ (453)	$ 1,886